Allowance for Loan Losses, Class of Aging Analysis Recorded Investment in Loans (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 828,514	$ 925,578
60-89 Days Past Due	449,329	572,575
90 Days Plus Past Due	2,163,126	1,915,228
Total Past Due	3,440,969	3,413,381
Current	189,591,389	179,601,694
Ending balance	193,032,358	183,015,075
Recorded Investment > 90 Days and Accruing	53,184	35,438
30-59 Days Past Due (in hundredths)	0.43%	0.51%
60-89 Days Past Due (in hundredths)	0.23%	0.31%
90 Days Plus Past Due (in hundredths)	1.12%	1.05%
Total Past Due (in hundredths)	1.78%	1.87%
Current (in hundredths)	98.22%	98.13%
Total Financing Receivables (in hundredths)	100.00%	100.00%
Construction and Land Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	94,736	0
60-89 Days Past Due	0	0
90 Days Plus Past Due	0	0
Total Past Due	94,736	0
Current	9,966,513	6,353,787
Ending balance	10,061,249	6,353,787
Recorded Investment > 90 Days and Accruing	0	0
Residential, 1-4 Families [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	362,406	544,559
60-89 Days Past Due	274,595	165,244
90 Days Plus Past Due	172,981	173,786
Total Past Due	809,982	883,589
Current	41,014,824	39,320,389
Ending balance	41,824,806	40,203,978
Recorded Investment > 90 Days and Accruing	0	0
Nonfarm, Nonresidential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	137,733	193,411
60-89 Days Past Due	105,473	336,036
90 Days Plus Past Due	663,902	791,148
Total Past Due	907,108	1,320,595
Current	73,368,685	58,995,423
Ending balance	74,275,793	60,316,018
Recorded Investment > 90 Days and Accruing	0	0
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	63,744	84,145
60-89 Days Past Due	20,476	2,528
90 Days Plus Past Due	1,271,937	929,552
Total Past Due	1,356,157	1,016,225
Current	55,246,268	65,596,759
Ending balance	56,602,425	66,612,984
Recorded Investment > 90 Days and Accruing	0	15,837
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	169,895	103,463
60-89 Days Past Due	48,785	68,767
90 Days Plus Past Due	54,306	20,742
Total Past Due	272,986	192,972
Current	4,724,037	5,492,435
Ending balance	4,997,023	5,685,407
Recorded Investment > 90 Days and Accruing	53,184	19,602
Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
90 Days Plus Past Due	0	0
Total Past Due	0	0
Current	5,271,062	3,842,901
Ending balance	5,271,062	3,842,901
Recorded Investment > 90 Days and Accruing	0	0
Non Accruals [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	314,033	115,174
60-89 Days Past Due	56,664	547
90 Days Plus Past Due	2,109,942	1,879,790
Total Past Due	2,480,639	1,995,511
Current	508,310	1,804,816
Ending balance	2,988,949	3,800,327
Non Accruals [Member] | Construction and Land Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
90 Days Plus Past Due	0	0
Total Past Due	0	0
Current	0	70,058
Ending balance	0	70,058
Non Accruals [Member] | Residential, 1-4 Families [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	162,027	29,269
60-89 Days Past Due	56,664	0
90 Days Plus Past Due	172,981	173,786
Total Past Due	391,672	203,055
Current	112,752	190,032
Ending balance	504,424	393,087
Non Accruals [Member] | Nonfarm, Nonresidential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	133,147	85,646
60-89 Days Past Due	0	0
90 Days Plus Past Due	663,902	791,148
Total Past Due	797,049	876,794
Current	395,558	1,222,090
Ending balance	1,192,607	2,098,884
Non Accruals [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	18,859	0
60-89 Days Past Due	0	0
90 Days Plus Past Due	1,271,937	913,715
Total Past Due	1,290,796	913,715
Current	0	321,592
Ending balance	1,290,796	1,235,307
Non Accruals [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	0	259
60-89 Days Past Due	0	547
90 Days Plus Past Due	1,122	1,141
Total Past Due	1,122	1,947
Current	0	1,044
Ending balance	1,122	2,991
Non Accruals [Member] | Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
90 Days Plus Past Due	0	0
Total Past Due	0	0
Current	0	0
Ending balance	$ 0	$ 0